MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

                   Supplement dated September 5, 2002 to the
          Statement of Additional Information dated February 14, 2002

         The section captioned "Directors and Officers" beginning on page 22 is amended by deleting the information regarding Bryan N. Ison appearing on page 25.

Code  # 10811-02-02STK